Loans Receivable	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Loans Receivable

Note 4. Loans Receivable

The major components of loans in the balance sheets at December 31, 2013 and 2012 are below.

	2013	2012
Commercial and industrial	$66,612,984	$75,914,072
Real estate:
Construction and land development	6,353,787	4,873,512
Residential, 1-4 families	40,203,978	36,091,051
Residential, 5 or more families	1,515,239	1,676,449
Farmland	2,219,688	2,284,155
Nonfarm, nonresidential	60,316,018	48,993,867
Agricultural	107,974	147,860
Consumer, net of discounts of $10,931 in 2013 and $17,764 in 2012	5,685,407	6,703,363
Other	—	3,000

	183,015,075	176,687,329
Net, deferred loan origination costs (fees)	269,100	293,334

	183,284,175	176,980,663
Allowance for loan losses	(3,375,350)	(3,403,098)

	$179,908,825	$173,577,565

Residential, 1-4 family loans pledged as collateral against FHLB advances approximated $17,376,000 and $17,765,000 at December 31, 2013 and 2012, respectively.